Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Assumptions Used in Black-Scholes Option Pricing Model

The assumptions used in the Black-Scholes option pricing model to determine the fair value of the share options granted to employees, non-employees, and directors during the year ended December 31, 2018, 2017, and 2016 were as follows:

	Year Ended December 31,
	2018	2017	2016
Risk-free interest rate% - %	2.66% - 3.03%	1.52% - 2.30%	1.52% - 2.40%
Expected term (in years)	5.00 - 6.08	6.08	6.08 - 9.75
Expected volatility% - %	64.27 - 68.58%	77.80% - 80.00%	77.80% -79.70%
Expected dividend rate%	0.00%	0.00%	0.00%

Summary of Option Activity

The following table summarizes option activity under the plans for the year ended December 31, 2018:

	Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
	(in thousands, except share and per share amounts)
Options outstanding at December 31, 2017	4,153,196	$1.20	9.28	$10,483
Granted	6,303,465	4.23
Exercised	(14,547)	1.96
Cancelled	(238,682)	2.55
Options outstanding at December 31, 2018	10,203,432	3.04	8.97	129,551
Vested as of December 31, 2018	2,022,399	1.11	8.20	29,568

Summary of RSU Award Activity

The following table summarizes RSU award activity for the year ended December 31, 2018:

	Shares	Weighted Average Fair Value
Unvested at December 31, 2017	—	$—
Granted	219,922	15.48
Vested	—	—
Forfeited	—	—
Unvested at December 31, 2018	219,922	15.48

Share-based Compensation Expense

Share-based compensation expense related to share options, restricted share unit awards, and the employee stock purchase plan was classified in the consolidated statements of operations and comprehensive loss as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Research and development	$2,740	$615	$181
Selling, general and administrative	4,026	404	23
Total	$6,766	$1,019	$204